Debt - Schedule of Line of Credit (Details)	Sep. 30, 2020 USD ($)
Total	$ 7,055,400
Bohai Bank [Member]
Total	1,469,875
Huaxia Bank [Member]
Total	1,469,875
Bank of China [Member]
Total	2,645,775
Qishang Bank [Member]
Total	$ 1,469,875